Assets And Disposal Groups Held For Sale - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Nov. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2018
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Other reserves relating to non-current assets and disposal groups held for sale			¥ 0		¥ 52,146
Portion of consideration received	¥ 176,284
Cash and cash equivalents	15,411
Gain (loss) on disposal of investment	47,887			¥ 20,344
Gain (loss)recognised as result of remeasuring to fair value equity interest	¥ 10,251
Sumitomo Mitsui Finance and Leasing Company, Limited [member] | Sumitomo Corporation [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest			40.00%
Sumitomo Mitsui Finance and Leasing Company, Limited [member] | Domestic [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest			60.00%
Scenario Forecast [member] | Sumitomo Mitsui Finance and Leasing Company, Limited [member] | Sumitomo Corporation [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest		50.00%
Scenario Forecast [member] | Sumitomo Mitsui Finance and Leasing Company, Limited [member] | Domestic [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest		50.00%